ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Cytta Corp., (“Cytta” or the “Company”) was incorporated on May 30, 2006 under the laws of the State of Nevada. It is located in Las Vegas, Nevada. Cytta is in the business of imagineering, developing and securing disruptive technologies.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Cytta Corp., (“Cytta” or the “Company”) was incorporated on May 30, 2006 under the laws of the State of Nevada. It is located in Las Vegas, Nevada. Cytta is in the business of imagineering, developing and securing disruptive technologies.